UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                    -----------

                              The GAMCO Growth Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             COMMON STOCKS -- 98.5%
             CONSUMER DISCRETIONARY -- 12.0%
             AUTO & COMPONENTS -- 0.3%
     75,000  Harley-Davidson Inc...........  $    3,891,000
                                             --------------
             HOTELS AND GAMING -- 0.9%
    100,000  Boyd Gaming Corp..............       4,994,000
     80,000  Las Vegas Sands Corp.+........       4,532,800
                                             --------------
                                                  9,526,800
                                             --------------
             MEDIA -- 3.2%
    220,000  McGraw-Hill Companies Inc.....      12,676,400
    140,000  News Corp., Cl. B.............       2,458,400
  1,270,000  Time Warner Inc...............      21,323,300
                                             --------------
                                                 36,458,100
                                             --------------
             RETAIL -- 7.5%
    150,000  Bed Bath & Beyond Inc.+.......       5,760,000
     65,000  Best Buy Co. Inc..............       3,635,450
    215,000  Cheesecake Factory Inc.+......       8,051,750
    120,000  Chico's FAS Inc.+.............       4,876,800
    130,000  Coach Inc.+...................       4,495,400
    130,000  Costco Wholesale Corp.........       7,040,800
    390,000  eBay Inc.+....................      15,233,400
    160,000  Starbucks Corp.+..............       6,022,400
    125,000  Target Corp...................       6,501,250
    261,577  The Home Depot Inc............      11,064,707
    243,400  Tiffany & Co..................       9,137,236
    150,000  Urban Outfitters Inc.+........       3,681,000
                                             --------------
                                                 85,500,193
                                             --------------
             TOTAL CONSUMER DISCRETIONARY..     135,376,093
                                             --------------
             CONSUMER STAPLES -- 10.9%
     30,000  Cadbury Schweppes plc, ADR....       1,200,000
    230,000  Groupe Danone, ADR............       5,894,900
     60,000  Nestle SA, ADR................       4,441,980
    500,000  PepsiCo Inc...................      28,895,000
    575,000  Procter & Gamble Co...........      33,131,500
    110,000  The Hershey Co................       5,745,300
    250,000  Wal-Mart Stores Inc...........      11,810,000
    550,000  Walgreen Co...................      23,721,500
     20,000  Whole Foods Market Inc........       1,328,800
    105,000  Wm. Wrigley Jr. Co............       6,720,000
                                             --------------
             TOTAL CONSUMER STAPLES........     122,888,980
                                             --------------
             ENERGY -- 10.3%
     35,000  Amerada Hess Corp.............       4,984,000
     50,000  Anadarko Petroleum Corp. .....       5,050,500
     66,000  Apache Corp. .................       4,323,660
     65,000  Baker Hughes Inc..............       4,446,000
     20,000  BJ Services Co................         692,000
     45,000  Burlington Resources Inc......       4,135,950

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

     80,000  Canadian Natural Resources Ltd. $    4,431,200
    145,000  Chesapeake Energy Corp........       4,554,450
     75,000  Devon Energy Corp. ...........       4,587,750
    110,000  EnCana Corp. .................       5,140,300
     65,000  EOG Resources Inc. ...........       4,680,000
     70,000  Halliburton Co................       5,111,400
     40,000  Kerr-McGee Corp...............       3,819,200
     50,000  McDermott International Inc.+        2,722,500
     85,000  Murphy Oil Corp...............       4,234,700
     70,000  National-Oilwell Varco Inc.+..       4,488,400
     50,000  Occidental Petroleum Corp.....       4,632,500
    210,000  Peabody Energy Corp...........      10,586,100
    103,000  Pioneer Natural Resources Co..       4,557,750
     79,000  Schlumberger Ltd..............       9,999,030
     59,000  Suncor Energy Inc.............       4,544,180
     65,000  Transocean Inc.+..............       5,219,500
     95,000  Valero Energy Corp............       5,679,100
    100,000  XTO Energy Inc................       4,357,000
                                             --------------
             TOTAL ENERGY..................     116,977,170
                                             --------------
             FINANCIAL -- 14.9%
     70,000  Affiliated Managers Group Inc.+      7,462,700
    295,000  American Express Co...........      15,502,250
    600,000  Citigroup Inc.................      28,338,000
    105,000  Commerce Bancorp Inc..........       3,848,250
    235,000  Credit Suisse Group, ADR......      13,127,100
    130,000  Goldman Sachs Group Inc.......      20,404,800
     75,000  Legg Mason Inc................       9,399,750
    330,000  Merrill Lynch & Co. Inc.......      25,990,800
    205,900  Northern Trust Corp...........      10,809,750
    208,800  State Street Corp.............      12,617,784
    190,000  UBS AG........................      20,894,300
                                             --------------
             TOTAL FINANCIAL...............     168,395,484
                                             --------------
             HEALTH CARE -- 13.4%
             HEALTH CARE EQUIPMENT & SERVICES -- 8.8%
     75,000  Alcon Inc.....................       7,819,500
    170,000  Biomet Inc....................       6,038,400
     90,000  Caremark Rx Inc.+.............       4,426,200
    110,000  Edwards Lifesciences Corp.+...       4,785,000
     35,000  Express Scripts Inc.+.........       3,076,500
     55,000  IDEXX Laboratories Inc.+......       4,749,800
     70,000  Lincare Holdings Inc.+........       2,727,200
    205,000  Medtronic Inc.................      10,403,750
    200,000  St. Jude Medical Inc.+........       8,200,000
    220,000  Stryker Corp..................       9,754,800
    310,000  UnitedHealth Group Inc........      17,316,600
    160,000  Varian Medical Systems Inc.+..       8,985,600
    165,000  Zimmer Holdings Inc.+.........      11,154,000
                                             --------------
                                                 99,437,350
                                             --------------

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
             PHARMACEUTICALS & BIOTECHNOLOGY -- 4.6%
    228,000  Amgen Inc.+ ..................  $   16,587,000
    145,000  Eli Lilly & Co ...............       8,018,500
    115,000  Genentech Inc.+ ..............       9,718,650
    115,000  Genzyme Corp.+ ...............       7,730,300
    164,000  Johnson & Johnson. ...........       9,712,080
                                             --------------
                                                 51,766,530
                                             --------------
             TOTAL HEALTH CARE ............     151,203,880
                                             --------------
             INDUSTRIAL -- 14.6%
    120,000  3M Co. .......................       9,082,800
    135,000  C.H. Robinson Worldwide Inc.         6,627,150
     75,000  Caterpillar Inc. .............       5,385,750
     70,000  Emerson Electric Co. .........       5,854,100
     70,000  Expeditors International of
              Washington Inc. .............       6,047,300
     55,000  Fluor Corp. ..................       4,719,000
    187,000  General Dynamics Corp. .......      11,964,260
  1,185,000  General Electric Co. .........      41,214,300
    185,000  Ingersoll-Rand Co. Ltd., Cl. A       7,731,150
    390,000  ITT Industries Inc. ..........      21,925,800
    150,000  L-3 Communications Holdings Inc.    12,868,500
    140,000  Rockwell Automation Inc. .....      10,067,400
     60,000  United Parcel Service Inc.,
              Cl. B .......................       4,762,800
    280,000  United Technologies Corp. ....      16,231,600
                                             --------------
             TOTAL INDUSTRIAL .............     164,481,910
                                             --------------
             INFORMATION TECHNOLOGY -- 19.1%
             COMMUNICATIONS EQUIPMENT -- 2.9%
    726,000  Cisco Systems Inc.+ ..........      15,732,420
     40,000  Harman International
              Industries Inc. .............       4,445,200
    241,000  QUALCOMM Inc. ................      12,197,010
                                             --------------
                                                 32,374,630
                                             --------------
             COMPUTERS & PERIPHERAL -- 1.5%
    100,000  Apple Computer Inc.+ .........       6,272,000
    380,000  Dell Inc.+ ...................      11,308,800
                                             --------------
                                                 17,580,800
                                             --------------
             SEMICONDUCTORS -- 3.4%
     80,000  Broadcom Corp., Cl. A+ .......       3,452,800
    430,000  Intel Corp. ..................       8,320,500
    360,000  Linear Technology Corp........      12,628,800
    220,000  Microchip Technology Inc. ....       7,986,000
    191,000  Texas Instruments Inc. .......       6,201,770
                                             --------------
                                                 38,589,870
                                             --------------
             SOFTWARE & SERVICES -- 11.3%
    235,000  Adobe Systems Inc.+ ..........       8,206,200
    115,000  CheckFree Corp.+ .............       5,807,500
    100,000  Citrix Systems Inc.+ .........       3,790,000
     65,000  Electronic Arts Inc.+.........       3,556,800
    290,100  EMC Corp.+....................       3,954,063

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

     40,000  FactSet Research Systems Inc.   $    1,774,000
    100,000  Getty Images Inc.+............       7,488,000
     65,900  Google Inc., Cl. A+...........      25,701,000
    125,000  International Game Technology        4,402,500
  1,500,000  Microsoft Corp................      40,815,000
     95,000  NAVTEQ Corp.+.................       4,811,750
     40,000  Trimble Navigation Ltd.+......       1,802,000
    485,000  Yahoo! Inc.+..................      15,646,100
                                             --------------
                                                127,754,913
                                             --------------
             TOTAL INFORMATION TECHNOLOGY..     216,300,213
                                             --------------
             MATERIALS -- 3.3%
     85,000  Allegheny Technologies Inc. ..       5,200,300
    105,000  Commercial Metals Co..........       5,616,450
    130,000  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ............       7,770,100
    135,000  Newmont Mining Corp...........       7,005,150
     55,000  Rio Tinto plc, ADR............      11,385,000
      8,066  Tronox Inc., Cl. B+...........         137,034
                                             --------------
             TOTAL MATERIALS...............      37,114,034
                                             --------------
             TOTAL COMMON STOCKS...........   1,112,737,764
                                             --------------
   PRINCIPAL
    AMOUNT
   -------
             U.S. GOVERNMENT OBLIGATIONS -- 1.5%
$17,376,000  U.S. Treasury Bills,
              4.380% to 4.756%++,
              04/13/06 to 09/07/06 ........      17,267,431
                                             --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $953,109,426) .........  $1,130,005,195
                                             ==============
--------------------
             For Federal tax purposes:
             Aggregate cost...............   $  953,109,426
                                             ==============
             Gross unrealized appreciation   $  201,405,422
             Gross unrealized depreciation      (24,509,653)
                                             --------------
             Net unrealized appreciation
              (depreciation) .............   $  176,895,769
                                             ==============
--------------------
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR   American Depository Receipt.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.